Share Capital and Other Equity Instruments - Schedule of Changes in Number of Stock Options Outstanding and Weighted Average Exercise Price (Details)			1 Months Ended							12 Months Ended
	Jan. 31, 2021 shares	May 26, 2020 $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Jun. 30, 2022 shares	Mar. 31, 2022 shares	Oct. 31, 2021 shares	Jul. 31, 2021 shares	Jun. 30, 2021 shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Share Options, Beginning Balance										102,805	102,805	248,591
Number of Share Options, Granted	4,000		10,000	10,000	44,350	16,500	35,200	5,000	5,000
Number of Share Options, Forfeited										(1,168)	(1,168)	(132,178)
Number of Share Options, Expired										(8)	(8)	(13,608)
Number of share Options, Ending Balance			101,629	101,629						101,629	101,629	102,805
Weighted Average Exercise Price, Beginning Balance | $ / shares										$ 215.29		$ 187.11
Weighted Average Exercise Price, Forfeited | $ / shares										143.47		143.32
Weighted Average Exercise Price, Expired | $ / shares										21,225.00		399.56
Weighted Average Exercise Price, Repriced - options after repricing | $ / shares		$ 152.10
Weighted Average Exercise Price, Ending Balance | $ / shares			$ 214.46							$ 214.46		$ 215.29
US$
Disclosure Of Classes Of Share Capital [Line Items]
Number of Share Options, Beginning Balance										74,900	74,900	30,500
Number of Share Options, Granted										70,850	70,850	49,200
Number of Share Options, Forfeited										(14,834)	(14,834)	(3,800)
Number of Share Options, Expired												(1,000)
Number of share Options, Ending Balance			130,916	130,916						130,916	130,916	74,900
Weighted Average Exercise Price, Beginning Balance | $ / shares										$ 34.88		$ 46.98
Weighted Average Exercise Price, Granted | $ / shares										6.33		28.02
Weighted Average Exercise Price, Forfeited | $ / shares										16.43		41.04
Weighted Average Exercise Price, Expired | $ / shares												42.70
Weighted Average Exercise Price, Ending Balance | (per share)			$ 21.52	$ 21.52						$ 21.52	$ 21.52	$ 34.88